RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS

3.	RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In June 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments, including ASU 2018-19, ASU 2019-04 and ASU 2019-11: Codification Improvements to Topic 326 ‘‘Financial Instruments-Credit Losses”. Topic 326 replaces the incurred loss impairment methodology with a requirement to recognize lifetime expected credit losses (measured over the contractual life of the instrument) immediately, based on information about past events, current conditions and forecasts of future economic conditions. This will reflect the net amount expected to be collected from the financial asset and is referred to as the current expected credit loss or "CECL" methodology, with measurement applicable to financial assets measured at amortized cost as well as off-balance sheet credit exposures not accounted for as insurance (including financial guarantees). Topic 326 also makes changes to the accounting for available-for-sale debt securities and purchased credit deteriorated financial assets, however, no such financial assets existed on date of adoption or in the reporting periods covered by these consolidated financial statements.

Using the modified retrospective method, reporting periods beginning after January 1, 2020 are presented under Topic 326 while comparative periods continue to be reported in accordance with previously applicable GAAP and have not been restated. The adoption of Topic 326 did not have a material impact on our consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU remove some disclosure requirements relating to transfers between Level 1 and Level 2 of the fair value hierarchy and introduce new disclosure requirements for Level 3 measurements. We adopted the disclosure improvements prospectively on January 1, 2020, but this amendment has not had a material impact on our disclosure requirements as we do not have any transfers between Level 1 and Level 2 and we have no Level 3 measurements as of December 31, 2020.

In October 2018, the FASB issued ASU 2018-17 Consolidation (Topic 810) - Targeted Improvements to Related Party Guidance for Variable Interest Entities. The amendments in this ASU specify that for the purposes of determining whether a decision-making fee is a variable interest, a company is now required to consider indirect interests held through related parties under common control on a proportionate basis as opposed to as a direct investment. We are required to adopt the codification improvements retrospectively using a cumulative-effect method to retained earnings of the earliest period presented herein, but the amendment had no impact on historic consolidation assessments or retained earnings, as of January 1, 2020.

In March 2020, the FASB issued ASU 2020-03 Financial Instruments (Topic 825) - Codification Improvements. The amendments in this ASU propose seven clarifications to improve the understandability of existing guidance, including that fees between debtor and creditor and third-party costs directly related to exchanges or modifications of debt instruments include line-of-credit or revolving debt arrangements. We adopted the codification improvements that were effective on issuance from January 1, 2020 under the specified transition approach connected with each of the codification improvements. This amendment has not had a material impact on our consolidated financial statements or related disclosures, including retained earnings, as of January 1, 2020.

Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2018-14 Compensation-Retirement Benefits-Defined Benefit Plans-General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans.	Removes some disclosure requirements that are not expected to materially change Golar’s existing note. Introduces new disclosure requirements including an explanation of the reasons for significant gains and losses relating to changes in the projected benefit obligation.	January 1, 2021	No material impact expected on disclosure requirements.
ASU 2019-12 Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.	The amendment removes certain exceptions previously available and provides some additional calculation rules to help simplify the accounting for income taxes.	January 1, 2021	No impacts are expected as a result of the adoption of this ASU.
ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting; and ASU 2021-01 Reference Rate Reform (Topic 848): Scope.	The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The applicable expedients for us are in relation to modifications of contracts within the scope of Topic 310, Receivables, Topic 470, Debt, and Topic 842, Leases. This optional guidance may be applied prospectively from any date beginning March 12, 2020 and cannot be applied to modifications that occur after December 31, 2022.	Under evaluation	Under evaluation

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2020-06 Debt – Debt with Equity and Other Options (Topic 470) and Contracts in Entity’s Own Equity (Topic 815).	The amendments simplify the issuer’s accounting for convertible instruments and its application of the equity classification guidance. The new guidance eliminates some of the existing models for assessing convertible instruments, which results in more instruments being recognized as a single unit of account on the balance sheet and expands disclosure requirements. The new guidance simplifies the assessment of contracts in an entity’s own equity and existing EPS guidance in ASC 260. This optional guidance is effective on a modified retrospective basis on January 1, 2022.	Under evaluation	Under evaluation